Loans and Allowance for Credit Losses, Loan modifications - Additional Information (Detail) $ in Millions	9 Months Ended
Jul. 31, 2020 CAD ($)
Disclosure of credit risk exposure [line items]
Modified loans, in Stage 2 or Stage 3, Premodification	$ 8,213